united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/2016

Item 1. Reports to Stockholders.

Discretionary Managed Futures Strategy Fund

Annual Report

March 31, 2016

Class N (FUTEX)

141 West Jackson Blvd.,
Suite 300A
Chicago, IL 60604

1-888-985-9750

The Discretionary Managed Futures Fund
Shareholder Letter for Year Ended March 31, 2016

The Fund’s Net Asset Value at March 31, 2016 was $10.12 per share compared to $10.49 per share at March 31, 2015, representing a 2.10% loss for the fiscal year then ended. The Fund’s assets under management doubled from $27.8 million at March 31, 2015 to $53.4 million as of March 31, 2016.

The Fund provides a liquid, alternative investment that is non-correlated to the stock market. The investment holdings of the Fund are comprised of liquid, investment grade fixed income securities, combined with a non-correlated, diversified portfolio of liquid commodity futures and options positions. The fixed income portfolio carries an average maturity of about five years and duration of about four. The commodity positions are directionally agnostic.

The commodity portfolio is comprised of experienced commodity product investment specialists, primarily in the agriculture sector including grains, livestock and soft commodities like cotton, sugar and coffee, and with some exposure to the energy sector as well. The Fund invests in its commodity portfolio through an investment in a limited partnership commodity pool. This investment represented over 50% of the ownership interest in that commodity pool. The Fund has been advised that its ownership interest represents “effective control” of the limited partnership commodity pool and therefore all of the accounts of the limited partnership have been fully consolidated into the Fund’s reported financial statements. As a result of this accounting treatment, the Fund’s expense ratios are substantially higher, and may not be comparable, to most other Funds where there is no accounting consolidation required for their investments. Effective July 29, 2015, the Advisor reduced its advisory fee to 1.25% from 1.75%, and reduced the Fund’s expense limitation (cap) to 1.99% from 2.59%.

The commodity pool performed within expectations until Q1 of 2016 when an overweight exposure to the grain markets had a negative effect on returns.

Because short term fixed income securities represent a material allocation of the portfolio, the performance of the Fund is affected by the movement in interest rates. To date this has had a positive effect on performance. With the Federal Reserve Bank and other central bankers having driven interest rates to historical lows, the possibility of an upward shift in interest rates represents a price risk to unhedged fixed income portfolios.

On January 1, 2016, the Advisor hired John K. Milne to be the portfolio manager and chief investment officer for the Fund, replacing Robert A. Johnson. The Fund’s investment strategy is to provide a liquid alternative investment sleeve that is non-correlated to the equity markets in order to provide investors the opportunity for positive absolute return, even during periods of market turbulence.

Sincerely,

Paul J. Devitt
Manager, Triumph Alternatives, LLC
5309-NLD-06/08/2016

Discretionary Managed Futures Strategy Fund
PORTFOLIO REVIEW
March 31, 2016 (Unaudited)

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

		Inception** -
	1 Year	March 31, 2016
Discretionary Managed Futures Strategy Fund	(2.10)%	1.31%
S&P 500 Total Return Index (a)	1.78%	11.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 5.56% for Class N shares per the most recent prospectus. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest including Underlying Pools, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets attributable to Class N shares of the Fund prior to consolidation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call toll-free 1-888-985-9750.

(a)	The Standard and Poor’s (’’S&P’’) 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

**	Inception date is September 3, 2013.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Corporate Bonds	27.2%
U.S. Government & Agency Obligations	23.9%
Asset Backed Securities	12.2%
Purchased Options on Futures Contracts	5.2%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	30.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2016

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)
	CORPORATE BONDS - 27.2%
	AEROSPACE/DEFENSE - 1.1%
$40,000	Boeing Capital Corp.	4.70	10/27/2019	$44,428
160,000	Boeing Co.	1.65	10/30/2020	159,994
20,000	General Dynamics Corp.	2.25	11/15/2022	20,222
200,000	General Dynamics Corp.	3.88	7/15/2021	217,740
75,000	Northrop Grumman Corp.	3.25	8/1/2023	78,411
160,000	Raytheon Co.	2.50	12/15/2022	164,118
				684,913
	APPAREL - 0.3%
160,000	NIKE, Inc.	2.25	5/1/2023	163,912

	AUTO MANUFACTURERS - 0.9%
250,000	Ford Motor Credit Co. LLC	2.38	1/16/2018	250,446
25,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	28,654
100,000	General Motors Financial Co. Inc.	5.25	3/1/2026	104,593
95,000	Harley-Davidson Financial Services, Inc. **	5.85	1/15/2021	97,790
100,000	Toyota Motor Credit Corp.	2.13	7/18/2019	102,259
				583,742
	BANKS - 5.3%
495,000	Bank of America Corp.	2.60	1/15/2019	503,370
140,000	BB&T Corp.	2.25	2/1/2019	142,381
110,000	BB&T Corp.	6.85	4/30/2019	125,883
100,000	Branch Banking & Trust Co.	3.80	10/30/2026	106,195
275,000	Citigroup, Inc.	4.40	6/10/2025	280,421
490,000	Fifth Third Bancorp	2.30	3/1/2019	494,434
130,000	Goldman Sachs Group, Inc.	2.38	1/22/2018	131,672
180,000	Goldman Sachs Group, Inc.	3.85	7/8/2024	186,473
30,000	HSBC Holdings PLC	5.10	4/5/2021	33,000
75,000	JPMorgan Chase & Co.	3.20	1/25/2023	76,936
150,000	KeyBank NA	2.50	12/15/2019	151,916
120,000	KeyBank NA	3.30	6/1/2025	122,962
95,000	Morgan Stanley Co.	3.70	10/23/2024	98,118
320,000	Morgan Stanley Co.	5.50	7/28/2021	365,198
215,000	PNC Financial Services Group, Inc	3.90	4/29/2024	226,133
165,000	Wells Fargo & Co.	3.45	2/13/2023	169,211
150,000	Wells Fargo & Co.	4.10	6/3/2026	157,432
				3,371,735
	BEVERAGES - 1.6%
285,000	Coca-Cola Co.	3.15	11/15/2020	306,112
30,000	Coca-Cola Co.	3.20	11/1/2023	31,207
150,000	Coca-Cola Enterprises, Inc.	3.25	8/19/2021	156,029
100,000	Diageo Capital PLC	2.63	4/29/2023	101,512
255,000	Dr Pepper Snapple Group, Inc.	3.20	11/15/2021	263,357
130,000	PepsiCo, Inc.	3.13	11/1/2020	138,495
				996,712
	BIOTECHNOLOGY - 0.2%
100,000	Amgen, Inc.	3.88	11/15/2021	108,386

	CHEMICALS - 0.3%
35,000	Praxair Inc.	3.00	9/1/2021	36,773
150,000	Rohm & Haas Co.	6.00	9/15/2017	158,617
				195,390
	COMPUTERS - 0.3%
140,000	Apple, Inc.	2.40	5/3/2023	140,851
50,000	Apple, Inc.	3.20	5/13/2025	52,383
				193,234
	COSMETICS/PERSONAL CARE - 0.7%
460,000	Procter & Gamble Co.	2.70	2/2/2026	472,277

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
45,000	American Express Credit Corp.	2.25	8/15/2019	45,560
100,000	American Express Credit Corp.	2.38	5/26/2020	101,482
90,000	Bear Stearns Cos LLC.	4.65	7/2/2018	95,601
175,000	Capital One Bank USA NA	2.30	6/5/2019	174,400
30,000	Capital One Bank USA NA	8.80	7/15/2019	35,412
100,000	Jefferies Group LLC	8.50	7/15/2019	114,246
390,000	Nasdaq, Inc.	5.25	1/16/2018	412,773
135,000	Visa, Inc.	2.20	14/14/2020	138,354
				1,117,828

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)

	ELECTRIC - 0.7%
$100,000	Alabama Power Co.	3.55	12/1/2023	$105,940
40,000	Arizona Public Service Co.	8.75	3/1/2019	47,433
50,000	Dominion Resources, Inc.	2.50	12/1/2019	50,566
10,000	NiSource Finance Corp.	6.40	3/15/2018	10,844
100,000	NV Energy, Inc.	6.25	11/15/2020	115,477
105,000	PPL Capital Funding, Inc.	3.50	12/1/2022	108,962
				439,222
	FOOD - 0.9%
45,000	ConAgra Foods, Inc.	7.00	4/15/2019	51,094
165,000	General Mills, Inc.	3.65	2/15/2024	174,714
150,000	Kellogg Co.	4.15	11/15/2019	161,579
80,000	Kraft Heinz Foods Co. **	3.50	7/15/2022	83,959
100,000	Kroger Co.	3.85	8/1/2023	107,523
				578,869
	GAS - 0.1%
35,000	Sempra Energy	6.50	6/1/2016	35,273

	HOUSEHOLD PRODUCTS/WARES - 0.4%
30,000	Clorox Co.	3.50	12/15/2024	31,257
225,000	Clorox Co.	3.80	11/15/2021	241,303
				272,560
	INSURANCE - 0.8%
200,000	Aflac, Inc.	3.63	6/15/2023	210,193
120,000	Berkshire Hathaway Finance Corp.	5.40	5/15/2018	130,828
160,000	MetLife, Inc.	6.82	8/15/2018	178,431
				519,452
	INTERNET - 0.1%
50,000	Amazon.com. Inc.	2.50	11/29/2022	50,931
35,000	eBay, Inc.	2.60	7/15/2022	33,642
				84,573
	MACHINERY-CONSTRUCTION & MINING - 0.6%
360,000	Caterpillar Inc.	3.30	6/9/2024	376,120

	MACHINERY-DIVERSIFIED - 0.2%
70,000	John Deere Capital Corp.	2.45	9/11/2020	71,666
50,000	John Deere Capital Corp.	3.35	6/12/2024	52,191
				123,857
	MEDIA - 0.9%
145,000	CBS Corp.	3.38	3/1/2022	149,780
140,000	CBS Corp.	4.30	2/15/2021	151,511
85,000	Comcast Corp.	3.38	8/15/2025	90,414
170,000	Walt Disney Co.	1.85	5/30/2019	173,515
				565,220
	MINING - 0.1%
40,000	Rio Tinto Finance USA PLC	2.25	12/14/2018	40,148

	MISCELLANEOUS MANUFACTURING - 0.9%
75,000	3M Co.	1.38	9/29/2016	75,265
225,000	3M Co.	2.00	8/7/2020	228,954
285,000	General Electric Co.	3.15	9/7/2022	303,860
				608,079
	OFFICE/BUSINESS EQUIPMENT - 0.1%
100,000	Xerox Corp.	2.75	9/1/2020	93,160

	OIL & GAS - 2.4%
70,000	Apache Corp.	3.25	4/15/2022	67,350
225,000	Apache Corp.	6.90	9/15/2018	243,708
35,000	BP Capital Markets PLC	3.56	11/1/2021	36,852
1,000,000	Chevron Corp.	1.10	12/5/2017	998,268
100,000	ConocoPhillips Holding Co.	6.95	4/15/2029	112,485
35,000	Marathon Petroleum Corp.	3.63	9/15/2024	32,005
50,000	Valero Energy Corp.	9.38	3/15/2019	59,621
				1,550,289
	PHARMACEUTICALS - 0.4%
160,000	Express Scripts Holding Co.	2.25	6/15/2019	161,164
55,000	Medco Health Solutions, Inc.	7.13	3/15/2018	60,471
40,000	Merck Sharp & Dohme Corp.	5.00	6/30/2019	44,657
				266,292

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)
	PIPELINES - 0.8%
$40,000	Energy Transfer Partners LP	5.20	2/1/2022	$37,957
30,000	Enterprise Products Operating LLC	3.90	2/15/2024	30,323
470,000	ONEOK Partners LP	3.20	9/15/2018	454,949
				523,229
	REAL ESTATE - 0.2%
100,000	Prologis LP	4.25	8/15/2023	107,857

	REITS - 0.8%
300,000	Boston Properties LP	3.85	2/1/2023	315,833
75,000	Kimco Realty Corp.	3.20	5/1/2021	76,592
15,000	Simon Property Group LP	2.20	2/1/2019	15,226
100,000	Simon Property Group LP	3.30	1/15/2026	103,779
				511,430
	RETAIL - 1.0%
100,000	Lowe’s Cos, Inc.	3.80	11/15/2021	109,097
25,000	Macy’s Retail Holdings, Inc.	2.88	2/15/2023	23,747
275,000	McDonald’s Corp.	3.25	6/10/2024	284,877
80,000	McDonald’s Corp.	3.50	7/15/2020	85,302
85,000	Staples, Inc.	4.38	1/12/2023	85,196
40,000	Walgreen Co.	3.10	9/15/2022	40,369
				628,588
	SOFTWARE - 0.9%
305,000	Microsoft Corp.	2.00	11/3/2020	312,488
250,000	Oracle Corp.	5.75	4/15/2018	273,345
				585,833
	TELECOMMUNICATIONS - 1.6%
135,000	AT&T, Inc.	3.90	3/11/2024	142,475
100,000	AT&T, Inc.	5.88	10/1/2019	113,024
110,000	British Telecommunications PLC	2.35	2/14/2019	112,104
135,000	Cisco Systems, Inc.	2.45	6/15/2020	140,197
135,000	Motorola Solutions, Inc.	3.75	5/15/2022	132,640
100,000	Orange SA	4.13	9/14/2021	108,854
40,000	Verizon Communications, Inc.	4.15	3/15/2024	43,490
200,000	Vodafone Group PLC	2.95	2/19/2023	199,412
				992,196
	TOYS/GAMES/HOBBIES - 0.3%
175,000	Mattell, Inc.	2.35	5/6/2019	177,236

	TRANSPORTATION - 0.5%
215,000	FedEx Corp.	2.63	8/1/2022	217,555
100,000	Union Pacific Corp.	3.25	8/15/2025	106,788
20,000	Union Pacific Corp.	3.75	3/15/2024	21,807
				346,150

	TOTAL COPORATE BONDS (Cost $16,968,976)			17,313,762

	ASSET BACKED SECURITIES - 12.2%
1,165,786	Fannie Mae Pool	3.00	9/1/2045	1,196,725
435,143	Fannie Mae Pool	3.50	5/1/2045	456,450
457,923	Fannie Mae Pool	3.50	6/1/2045	480,345
815,750	Fannie Mae Pool	3.50	8/1/2045	856,745
843,236	Fannie Mae Pool	3.50	1/1/2046	885,859
481,572	Fannie Mae Pool	4.00	3/1/2045	514,610
379,186	Freddie Mac Gold Pool	3.00	3/1/2045	388,566
1,153,066	Freddie Mac Gold Pool	3.50	7/1/2045	1,207,948
1,683,835	Freddie Mac Gold Pool	3.50	12/1/2045	1,763,981
				7,751,229

	TOTAL ASSET BACKED SECURITIES (Cost $7,639,439)			7,751,229

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.9%
	SOVEREIGN - 23.9%
725,000	United States Treasury Note/Bond	1.50	12/31/2018	738,056
180,000	United States Treasury Note/Bond	0.50	3/31/2017	179,789
800,000	United States Treasury Note/Bond	4.00	8/15/2018	862,218
1,900,000	United States Treasury Note/Bond	1.38	8/31/2020	1,917,961
2,910,000	United States Treasury Note/Bond	2.25	11/15/2025	3,028,559
3,200,000	United States Treasury Note/Bond	0.63	5/31/2017	3,198,124
2,000,000	United States Treasury Note/Bond	2.00	9/30/2020	2,073,046
950,000	United States Treasury Note/Bond	0.63	6/30/2017	949,369
2,070,000	United States Treasury Note/Bond	1.63	7/31/2020	2,110,997
160,000	United States Treasury Note/Bond	3.00	5/15/2045	172,556
				15,230,675

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $15,061,961)			15,230,675

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

				Options	Futures
Contracts		Strike Price	Expiration Date	Expiration Date	Expiration Date	Fair Value ($)

	PURCHASED OPTIONS ON FUTURES CONTRACTS *+ - 5.2%
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS + - 2.1%
500	BEANMEAL	240.00	DEC16	11/25/2016	12/14/2016	$157,500
27	BEANMEAL	260.00	JUL16	6/24/2016	7/14/2016	11,070
450	BEANMEAL	260.00	MAY16	4/22/2016	5/13/2016	54,000
24	BEANOIL	29.50	JUL16	6/24/2016	7/14/2016	1,296
80	BEANOIL	29.00	MAY16	4/22/2016	5/13/2016	720
8	BEANOIL	30.00	MAY16	4/22/2016	5/13/2016	120
8	BEANOIL	31.00	MAY16	4/22/2016	5/13/2016	216
160	COFFEE NY	102.50	JUL16	6/10/2016	7/19/2016	7,200
45	COFFEE NY	95.00	SEP16	8/12/2016	9/20/2016	2,531
1,200	CORN	350.00	SEP16	8/26/2016	9/14/2016	1,035,000
5	COTTON	35.00	JUL16	6/10/2016	7/7/2016	25
60	FLUID MILK	13.50	APR16	5/4/2016	5/3/2016	1,200
60	FLUID MILK	13.00	MAY16	6/2/2016	6/1/2016	3,600
4	FLUID MILK	14.00	APR16	5/4/2016	5/3/2016	2,000
8	LEAN HOGS	760.00	JUN16	6/16/2016	6/14/2016	3,760
10	SOYABEAN CRUSH	56.00	JUL16	6/24/2016	7/14/2016	20,625
30	SOYBEANS	800.00	JUL16	6/24/2016	7/14/2016	1,313
80	SOYBEANS	880.00	MAY16	4/22/2016	5/13/2016	9,000
24	SOYBEANS	900.00	JUL16	6/24/2016	7/14/2016	21,000
30	WHEAT	390.00	JUL16	6/24/2016	7/14/2016	375
						1,332,551

	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS + - 3.1%
1	COCOA NY	3,500.00	JUL16	6/3/2016	7/14/2016	$80
1	COCOA NY	3,500.00	MAY16	4/1/2016	5/13/2016	10
4	COCOA NY	3,600.00	JUL16	6/3/2016	7/14/2016	200
240	COFFEE NY	145.00	JUL16	6/10/2016	7/19/2016	215,100
1,200	CORN	400.00	SEP16	8/26/2016	9/14/2016	682,500
60	CORN	420.00	JUL16	6/24/2016	7/14/2016	6,750
160	COTTON	61.00	JUL16	6/10/2016	7/7/2016	84,000
160	COTTON	70.00	JUL16	6/10/2016	7/7/2016	8,000
60	FLUID MILK	14.25	APR16	5/4/2016	5/3/2016	1,200
120	FLUID MILK	14.25	MAY16	6/2/2016	6/1/2016	33,600
60	FLUID MILK	14.50	APR16	5/4/2016	5/3/2016	600
60	FLUID MILK	14.00	APR16	5/4/2016	5/3/2016	3,600
120	FLUID MILK	15.00	MAY16	6/2/2016	6/1/2016	4,800
48	KCBT RED WHEAT	530.00	JUL16	6/24/2016	7/14/2016	24,300
60	NONFAT DRY MILK	86.00	APR16	5/4/2016	5/3/2016	330
600	SOYBEANS	1,000.00	NOV16	10/21/2016	11/14/2016	615,000
105	SOYBEANS	960.00	JUL16	6/24/2016	7/14/2016	64,969
800	SUGAR NY	16.00	MAY16	4/15/2016	4/29/2016	179,200
60	WHEAT	540.00	JUL16	6/24/2016	7/14/2016	24,750
8	WHEAT	560.00	JUL16	6/24/2016	7/14/2016	2,400
						1,951,389

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $3,704,003)					3,283,940

Shares
	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
897,806	Dreyfus Cash Management Fund - Institutional Class, 0.30% (a) (Cost $897,806)					897,806

	TOTAL INVESTMENTS (Cost $44,272,185) (b) - 69.9%					$44,477,412
	OTHER ASSETS IN EXCESS OF LIABILITIES (c)- 30.1%					19,167,252
	NET ASSETS - 100.0%					$63,644,664

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

				Options	Futures
Contracts		Strike Price	Expiration Date	Expiration Date	Expiration Date	Fair Value ($)

	WRITTEN OPTIONS ON FUTURES CONTRACTS *+ - (7.7)%
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS + - (4.0)%
100	BEANMEAL	240.00	JUL16	6/24/2016	7/14/2016	$(9,000)
50	BEANMEAL	280.00	DEC16	11/25/2016	12/14/2016	(85,500)
50	BEANMEAL	290.00	MAY16	4/22/2016	5/13/2016	(101,500)
45	COFFEE NY	105.00	SEP16	8/12/2016	9/20/2016	(12,150)
160	COFFEE NY	107.50	JUL16	6/10/2016	7/19/2016	(20,400)
41	CORN	350.00	JUL16	6/24/2016	7/14/2016	(23,063)
300	CORN	370.00	JUL16	6/24/2016	7/14/2016	(354,375)
100	CORN	380.00	MAY16	4/22/2016	5/17/2016	(145,625)
200	CORN	380.00	SEP16	8/26/2016	9/14/2016	(357,500)
400	CORN	390.00	MAY16	4/22/2016	5/13/2016	(777,500)
160	COTTON	58.00	JUL16	6/10/2016	7/7/2016	(152,800)
80	COTTON	59.00	MAY16	4/15/2016	5/6/2016	(50,400)
120	FLUID MILK	13.25	APR16	5/4/2016	5/3/2016	(1,200)
4	FLUID MILK	13.00	APR16	5/4/2016	5/3/2016	(40)
30	SOYBEANS	820.00	JUL16	6/24/2016	7/14/2016	(2,438)
24	SOYBEANS	860.00	JUL16	6/24/2016	7/14/2016	(7,050)
150	SOYBEANS	880.00	JUL16	6/24/2016	7/14/2016	(78,750)
50	SUGAR NY	16.50	MAY16	4/15/2016	4/29/2016	(70,000)
200	SUGAR NY	16.00	MAY16	4/15/2016	4/29/2016	(190,400)
30	WHEAT	410.00	JUL16	6/24/2016	7/14/2016	(1,500)
100	WHEAT	480.00	JUL16	6/24/2016	7/14/2016	(112,500)
						(2,553,691)

	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS + - (3.7)%
50	BEANMEAL	280.00	DEC16	11/25/2016	12/14/2016	(79,500)
240	COFFEE NY	135.00	JUL16	6/10/2016	7/19/2016	(422,100)
300	CORN	370.00	JUL16	6/24/2016	7/14/2016	(140,625)
200	CORN	380.00	SEP16	8/26/2016	9/14/2016	(162,500)
60	CORN	400.00	JUL16	6/24/2016	7/14/2016	(11,625)
80	COTTON	59.00	MAY16	4/15/2016	5/6/2016	(28,000)
120	FLUID MILK	14.00	MAY16	6/2/2016	6/1/2016	(57,600)
60	NONFAT DRY MILK	80.00	APR16	5/4/2016	5/3/2016	(1,320)
20	SOYABEAN CRUSH	70.00	DEC16	11/25/2016	12/14/2016	(87,500)
10	SOYABEAN CRUSH	70.00	JUL16	6/24/2016	7/14/2016	(18,750)
100	SOYBEANS	860.00	MAY16	4/22/2016	5/13/2016	(256,875)
150	SOYBEANS	880.00	JUL16	6/24/2016	7/14/2016	(360,938)
105	SOYBEANS	940.00	JUL16	6/24/2016	7/14/2016	(92,531)
50	SUGAR NY	13.00	JUL16	6/15/2016	6/30/2016	(143,360)
150	SUGAR NY	14.00	JUL16	6/15/2016	6/30/2016	(294,000)
50	SUGAR NY	16.50	MAY16	4/15/2016	4/29/2016	(5,600)
30	SUGAR NY	16.00	MAY16	4/15/2016	4/29/2016	(6,720)
100	WHEAT	480.00	JUL16	6/24/2016	7/14/2016	(116,250)
60	WHEAT	520.00	JUL16	6/24/2016	7/14/2016	(34,500)
						(2,320,294)

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $4,655,296)					(4,873,985)

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

					Unrealized
				Futures	Appreciation
Contracts		Notional Amount	Expiration Date	Expiration Date	(Depreciation) ($)

	LONG FUTURES CONTRACTS + - (3.0)%
202	BEANMEAL	5,460,060.00	MAY16	5/13/2016	$65,125
39	BEANOIL	805,896.00	JUL16	7/14/2016	70,481
102	BEANOIL	2,094,264.00	MAY16	5/13/2016	190,134
77	COCOA NY	2,249,940.00	DEC16	12/30/2016	(17,770)
150	COCOA NY	4,438,500.00	JUL16	7/14/2016	45,893
300	COFFEE NY	14,951,250.00	DEC16	12/19/2016	22,705
10	COFFEE NY	520,687.50	DEC17	12/18/2017	39,045
26	COFFEE NY	1,263,112.50	JUL16	7/19/2016	44,025
23	COFFEE NY	1,181,625.00	JUL17	7/19/2017	5,156
17	COFFEE NY	858,075.00	MAR17	3/21/2017	(900)
3	COFFEE NY	143,381.25	MAY16	5/18/2016	(281)
48	COFFEE NY	2,362,500.00	SEP16	9/20/2016	34,121
100	CORN	1,778,750.00	JUL16	7/14/2016	(121,250)
5	CORN	87,875.00	MAY16	5/13/2016	(5,075)
380	COTTON	11,103,600.00	MAY16	5/6/2016	175,444
6	CRUDE OIL	244,140.00	JUL16	6/21/2016	(10,070)
100	KCBT RED WHEAT	2,435,000.00	JUL16	7/14/2016	38,598
100	LEAN HOGS	2,541,000.00	DEC16	12/14/2016	(14,840)
2	LEAN HOGS	64,680.00	JUN16	6/14/2016	(1,420)
4	LEAN HOGS	123,552.00	MAY16	5/31/2016	(768)
94	LIVE CATTLE	4,663,340.00	JUN16	6/30/2016	(78,150)
14	NATURAL GAS	64,263.50	APR16	3/29/2016	(353)
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
14	NATURAL GAS	65,975.00	APR16	3/29/2016	1,358
1	NATURAL GAS	27,350.00	DEC16	11/28/2016	593
174	NATURAL GAS	3,573,960.00	JUN16	5/26/2016	82,718
208	NATURAL GAS	4,074,720.00	MAY16	4/27/2016	(12,514)
42	NATURAL GAS	961,380.00	OCT16	9/28/2016	(28,852)
100	SOYBEANS	4,602,500.00	AUG16	8/12/2016	218,750
100	SOYBEANS	4,642,500.00	JAN17	1/31/2017	202,500
100	SOYBEANS	4,588,750.00	JUL16	7/14/2016	231,250
100	SOYBEANS	4,647,500.00	MAR17	3/14/2017	223,750
153	SOYBEANS	6,967,237.50	MAY16	5/13/2016	73,663
253	SOYBEANS	11,698,087.50	NOV16	11/14/2016	442,213
394	SUGAR NY	6,817,776.00	JUL16	6/30/2016	81,858
30	SUGAR NY	515,760.00	MAY16	4/29/2016	75,264
30	SUGAR NY	530,880.00	MAY17	4/28/2017	26,566
322	SUGAR NY	5,629,590.40	OCT16	9/30/2016	(266,732)
275	WHEAT	6,930,000.00	DEC16	12/14/2016	9,815
					1,880,074

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016

					Unrealized
				Futures	Appreciation
Contracts		Notional Amount	Expiration Date	Expiration Date	(Depreciation) ($)
	SHORT FUTURES CONTRACTS + - (0.6)%
110	BEANMEAL	(3,018,400.00)	AUG16	8/12/2016	$8,800
220	BEANMEAL	(6,133,600.00)	DEC16	12/14/2016	(75,900)
110	BEANMEAL	(3,075,600.00)	JAN17	1/31/2017	(70,400)
300	BEANMEAL	(8,193,000.00)	JUL16	7/14/2016	(6,100)
110	BEANMEAL	(3,075,600.00)	MAR17	3/31/2017	(45,100)
338	BEANOIL	(7,002,684.00)	AUG16	8/12/2016	(627,641)
180	BEANOIL	(3,761,640.00)	DEC16	12/14/2016	(406,080)
90	BEANOIL	(1,890,540.00)	JAN17	1/31/2017	(164,230)
30	BEANOIL	(619,920.00)	JUL16	7/14/2016	(67,140)
90	BEANOIL	(1,894,320.00)	MAR17	3/31/2017	(199,260)
156	COCOA NY	(4,602,000.00)	MAY16	5/13/2016	(24,556)
77	COCOA NY	(2,267,650.00)	SEP16	9/15/2016	26,040
64	COFFEE NY	(3,189,600.00)	DEC16	12/19/2016	(71,614)
95	COFFEE NY	(4,615,218.75)	JUL16	7/19/2016	153,405
5	COFFEE NY	(263,062.50)	MAR18	3/19/2018	(19,294)
206	COFFEE NY	(9,845,512.50)	MAY16	5/18/2016	261,927
52	COFFEE NY	(2,652,975.00)	MAY17	5/18/2017	(13,369)
3	COFFEE NY	(154,912.50)	SEP17	9/19/2017	(12,563)
405	CORN	(7,117,875.00)	MAY16	5/13/2016	241,875
220	CORN	(3,965,500.00)	SEP16	9/14/2016	116,125
300	COTTON	(8,746,500.00)	JUL16	7/7/2016	(116,625)
16	COTTON	(467,520.00)	MAY16	5/6/2016	(12,060)
11	CRUDE OIL	(421,740.00)	MAY16	4/20/2016	14,545
3	CRUDE OIL	(125,700.00)	SEP16	8/22/2016	4,230
240	FLUID MILK	(6,614,400.00)	APR16	5/3/2016	(85,200)
120	FLUID MILK	(3,362,400.00)	MAY16	6/1/2016	(93,540)
1	GASOLINE BLENDSTOCK	(60,761.40)	MAY16	4/29/2016	281
1	HEATING OIL	(49,791.00)	MAY16	4/29/2016	(659)
3	HI GR. COPPER	(163,725.00)	MAY16	5/26/2016	1,863
150	LEAN HOGS	(4,824,000.00)	AUG16	8/12/2016	(101,420)
4	LIVE CATTLE	(212,680.00)	APR16	4/29/2016	1,470
80	LIVE CATTLE	(3,845,600.00)	AUG16	8/31/2016	36,800
5	NATURAL GAS	(34,187.50)	DEC16	11/28/2016	606
23	NATURAL GAS	(123,797.50)	JUL16	6/28/2016	(530)
627	NATURAL GAS	(3,070,732.50)	MAY16	4/27/2016	(179,999)
272	NATURAL GAS	(5,856,160.00)	JUL16	6/28/2016	(42,227)
42	NATURAL GAS	(939,540.00)	SEP16	8/29/2016	28,461
147	SOYBEANS	(6,745,462.50)	JUL16	7/14/2016	8,862
6	SOYBEANS	(273,225.00)	MAY16	5/13/2016	525
16	SOYBEANS	(739,800.00)	NOV16	11/14/2016	(32,708)
410	SUGAR NY	(7,094,640.00)	JUL16	6/30/2016	171,275
42	SUGAR NY	(754,521.60)	MAR17	2/28/2017	(39,200)
699	SUGAR NY	(12,017,208.00)	MAY16	4/29/2016	130,975
150	WHEAT	(3,605,625.00)	JUL16	7/14/2016	(94,750)
230	WHEAT	(5,445,250.00)	MAY16	5/13/2016	(118,761)
					(1,512,861)

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS				367,213

*	Non-income producing investment.

**	144A Restricted Security

+	This investment is a holding of Meech Lake Master Fund SPC, a majority owned subsidiary of Discretionary Managed Futures Strategy Fund.

LP - Limited Partnership.

(a)	Money market fund; interest rate reflects the seven-day effective yield on March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,617,706 including options, and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,258,499
Unrealized depreciation:	(1,068,492)
Net unrealized depreciation:	$190,007

(c)	Includes the net unrealized gain (loss) on options and futures which are presented separately in the consolidated portfolio of investments.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016

ASSETS
Investment securities:
At cost	$44,272,185
At fair value	$44,477,412
Cash	17,023,274
Net unrealized appreciation from open futures contracts	367,213
Interest receivable	210,364
Due from Broker	6,607,078
Prepaid expenses and other assets	83,977
TOTAL ASSETS	68,769,318

LIABILITIES
Options written, at fair value (premiums received $4,655,296)	4,873,985
Incentive fees payable	66,135
Management fees payable	77,357
Investment advisory fees payable	40,787
Distribution (12b-1) fees payable	11,318
Related party payable	11,927
Payable for Fund shares repurchased	9,973
Accrued expenses and other liabilities	33,172
TOTAL LIABILITIES	5,124,654
NET ASSETS	$63,644,664

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$54,090,965
Accumulated net investment loss	(4,306,223)
Accumulated net realized gain from security transactions, written options, forward and futures contracts	3,160,210
Net unrealized appreciation on investments	558,037
Net assets - controlling interest	53,502,989
Non-controlling interest	10,141,675
NET ASSETS	$63,644,664

Shares of beneficial interest outstanding	5,282,528
Net asset - controlling interest value (Net Assets - controlling interest ÷ Shares Outstanding) and redemption price per share (a)	$10.13

(a)	Redemptions of shares held less than 90 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2016

INVESTMENT INCOME
Interest	$705,005
TOTAL INVESTMENT INCOME	705,005

EXPENSES
Investment advisory fees	634,293
Distribution (12b-1) fees	117,888
Management fees +	1,211,398
Incentive fees +	684,093
Administrative services fees	70,576
Accounting services fees	45,894
Transfer agent fees	34,283
Audit fees	28,244
Legal Fees	24,409
Compliance officer fees	21,159
Printing and postage expenses	14,640
Trustees fees and expenses	12,565
Custodian fees	8,553
Registration fees	3,660
Insurance expense	1,830
Other expenses	1,702
Other operating expenses of underlying entity +	200,685
TOTAL EXPENSES	3,115,872

Less: Fees waived by the Advisor	(24,459)

NET EXPENSES	3,091,413
NET INVESTMENT LOSS	(2,386,408)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Security transactions	(18,819)
Future contracts	(1,262,512)
Options on futures contracts	1,653,217
Forward contracts	285,218
Total realized gain	657,104
Net change in unrealized appreciation (depreciation) on:
Security transactions	371,418
Options on futures contracts	(86,585)
Future contracts	393,457
Forward contracts	70,074
Total net change in unrealized appreciation	748,364

NET GAIN FROM INVESTMENTS	1,405,468

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(980,940)
Less: Net loss attributable to non-controlling interest	(798,949)
NET DECREASE IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO DISCRETIONARY MANAGED FUTURES STRATEGY FUND	$(181,991)

+	All or portion of this expense is of the Meech Lake Commodity Fund LP.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	March 31, 2016	March 31, 2015
FROM OPERATIONS
Net investment loss	$(2,386,408)	$(1,080,933)
Net realized gain from security transactions, options, forward and futures contracts	657,104	2,333,603
Net change in unrealized appreciation (depreciation) on security transactions, options, forward contracts, and future contracts	748,364	(261,695)
Less: Net loss attributable to non-controlling interest	(798,949)	(15,752)
Net increase (decrease) in net assets resulting from operations	(181,991)	975,223

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(82,406)	(758)
From net investment income:	(785,447)	(180,405)
Net decrease in net assets from distributions to shareholders	(867,853)	(181,163)

CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold	34,120,469	15,416,532
Net asset value of shares issued in reinvestment of distributions:	410,415	171,678
Payments for shares redeemed	(5,894,062)	(59,453)
Net increase in net assets from Capital Transactions - Controlling Interest	28,636,822	15,528,757

TOTAL INCREASE IN NET ASSETS - CONTROLLING INTEREST	27,586,978	16,322,817

CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	8,374,213	984,265
Net increase in net assets from Capital Transactions - Non-Controlling Interest	8,374,213	984,265

TOTAL INCREASE IN NET ASSETS - NON-CONTROLLING INTEREST	8,374,213	984,265

NET ASSETS
Beginning of Year	27,683,473	10,376,391
End of Year *	$63,644,664	$27,683,473
*Includes accumulated net investment loss of:	$(4,306,223)	$(1,392,588)

SHARE ACTIVITY
Class N:
Shares Sold	3,275,704	1,510,663
Shares Reinvested	40,237	16,587
Shares Redeemed	(578,895)	(5,652)
Net increase in shares of beneficial interest outstanding	2,737,046	1,521,598

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N

	Year Ended	Year Ended		Period* Ended
	March 31, 2016	March 31, 2015		March 31, 2014
Net asset value, beginning of period	$10.50	$10.13		$10.00
Activity from investment operations:
Net investment loss (1)	(0.52)	(0.48)		(0.12)
Net unrealized and realized gain (loss) on investments	0.30	0.92		0.25
Total from investment operations	(0.22)	0.44		0.13
Less distributions from:
Net investment income	(0.14)	(0.07)		—
Net realized gains	(0.01)	(0.00	) (6)	—
Total distributions	(0.15)	(0.07)		—
Net asset value, end of period	$10.13	$10.50		$10.13
Total return	(2.01)%	4.07	% (2)	1.30	% (2)(5)
Net assets, at end of period (000s)	$63,645	$27,683		$10,376
Ratios Including the expenses of DMFS Fund Limited (DMFSF):
Ratio of gross expenses to average net assets (3)	5.57%	6.04%		10.73	% (4)
Ratio of net expenses to average net assets (7)	5.52%	5.79%		6.30	% (4)
Ratio of net investment loss to average net assets	(4.26)%	(4.57)%		(5.15	)% (4)
Portfolio Turnover Rate	95%	111%		48	% (5)

*	Commencement of Operations was September 3, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Net expense ratio includes the consolidated expenses of DMFSF. If the consolidated expenses were not included the net expense ratio would have been 2.11%, 2.59% and 2.59% for 2016, 2015, and 2014 respectively.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2016

1.	ORGANIZATION

The Discretionary Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares. The Fund seeks positive absolute returns. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

The Meech Lake Commodity Fund, LP (the “Partnership”), is a Delaware limited partnership. The Partnership was formed on February 28, 2013, and commenced operations on September 1, 2013. The Partnership engages in speculative trading of commodity futures contracts, options on commodities or commodity futures contracts, and may trade forward contracts.

Class N shares are offered at net asset value and are subject to 12b-1 fees of up to 0.25% of the average daily net assets of Class N shares of the Fund.

The consolidated financial statements include Discretionary Managed Futures Strategy Fund and its wholly owned subsidiary DMFSF Fund Limited (“DMFSF”) and the Partnership. DMFSF commenced operations on September 3, 2013 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Future Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the year ended March 31, 2016, the Fund had realized losses of $1,262,512 from futures contracts.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended March 31, 2016, the Fund had realized gains of $1,653,217 from options contracts.

Forward Contracts – As foreign securities are purchased, the Funds generally enter into forward future contracts in order to hedge against foreign future risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from forward contract transactions are included as a component of net realized gains (losses) from forward contracts in the Consolidated Statement of Operations.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,313,762	$—	$17,313,762
Asset Backed Securities	—	7,751,229	—	7,751,229
U.S. Government & Agency Obligations	—	15,230,675	—	15,230,675
Purchased Options on Futures Contracts **	3,283,940	—	—	3,283,940
Short-Term Investment	897,806	—	—	897,806
Total	$4,181,746	$40,295,666	$—	$44,477,412
Derivative Assets*	Level 1	Level 2	Level 3	Total
Open Futures Contracts**	367,213	—	—	367,213
Total	$367,213	$—	$—	$367,213
Derivative Liabilites *	Level 1	Level 2	Level 3	Total
Written Options on Futures Contracts	—	4,873,985	—	4,873,985
Total	$—	$4,873,985	$—	$4,873,985

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

*	See Consolidated Portfolio of Investments for industry classifications.

**	Includes cumulative net unrealized appreciation from futures contracts open at March 31, 2016.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include DMFSF, a wholly-owned and controlled foreign subsidiary and the Partnership, a Delaware limited partnership.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of DMFSF is as follows:

		% of Fund’s Net
Inception Date of	DMFSF Net Assets at	Assets at
DMFSF:	March 31, 2016	March 31, 2016
4/29/2013	$ 11,039,908	17.35%

The Fund currently invests a portion of its assets in the Partnership through DMFSF. DMFSF maintained a controlling interest in the Partnership during the year ended March 31, 2016 and consolidated the operations of the Partnership for the year ended March 31, 2016. The non-controlling interest is the portion of equity ownership in the Partnership not attributable to DMFSF or the Fund. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. As of March 31, 2016 the percentage of the Fund’s net assets invested in the Partnership was 17.35%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, DMFSF is an exempted Cayman investment company. DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014 and 2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2016.

	Liability Derivatives		Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity and Index Risk	Options Written, at fair value	4,873,985	Investment Securities: At fair value	$3,283,940
			Net unrealized appreciation from open futures contracts	$367,213

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended March 31, 2016:

Realized and Unrealized
Derivative		Location of Gain	Gain (Loss) on
Investment	Primary Risk	(Loss) on Derivatives	Derivatives recognized in
Type	Exposure	recognized in income	income
Forward contracts	Commodity Risk	Net change in unrealized appreciation on forward transactions	$ 70,074
Forward contracts	Commodity Risk	Net realized gain from forward contracts	$ 285,218
Futures contracts	Commodity And Index Risk	Net realized loss from futures contracts	$ (1,262,512)
Futures contracts	Commodity And Index Risk	Net change in unrealized appreciation on futures transactions	$ 393,457
Option contracts	Commodity Risk	Net realized gain from option transactions	$ 1,653,217
Option contracts	Commodity Risk	Net change in unrealized depreciation on option transactions	$ (86,585)
Total			$1,052,869

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset or liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2016.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received (1)	Net Amount
Due from Broker	$8,873,025	$(2,265,947)	$6,607,078	$—	$—	$6,607,078
Options Purchased on Futures
Contracts	3,283,940	—	3,283,940	—	3,283,940	—
Futures Contracts	1,880,074	—	1,880,074	—	1,880,074	—
Total	$14,037,039	$(2,265,947)	$11,771,092	$—	$5,164,014	$6,607,078

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received (1)	Net Amount
Options Written on Futures Contracts (2)	$4,873,985	$—	$4,873,985	$—	$4,873,985	$—
Futures Contracts	1,512,861	—	1,512,861	—	1,512,861	—
Total	$6,386,846	$—	$6,386,846	$—	$6,386,846	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to the options written, options purchased, and futures contracts based on the information that was available to the Fund as of March 31, 2016. Total collateral held by the broker as of March 31, 2016 in the form of cash was $23,509,826 as presented gross as cash held at broker on the consolidated statement of assets and liabilities.

(2)	Written options at fair value as presented in the Portfolio of Investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $12,241,434 and $2,188,136 respectively.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

4.	OPTIONS WRITTEN

During the year ended March 31, 2016 the Fund’s realized gain on option contracts subject to commodity price risk amounted to $1,653,217 which serves as an indicator of the volume of derivative activity for the Fund during the period.

A summary of option contracts written by the Fund during the year ended March 31, 2016, were as follows:

	Number of Options*	Option Premiums
Options outstanding at beginning of period	579	$591,085
Options written	41,370	(28,640,525)
Options closed	(30,272)	38,737,227
Options expired	(7,348)	(6,032,491)
Options outsanding at end of period	4,329	$4,655,296

*	One option contract is equivalent to one hundred shares of common stock.

5.	INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Triumph Alternatives, LLC, serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. Prior to July 29, 2015 the Fund paid the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.75%.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, taxes, interest, brokerage fees and commissions, expenses of other investment companies in which the Fund may invest, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation) do not exceed 1.99% per annum of the Fund’s average daily net asset, prior to consolidated. Prior to July 29, 2015, the Fund waived fees and agreed to reimburse expenses to the extent necessary so that the total expenses incurred by the Fund would not exceed 2.59% per annum. For the year ended March 31, 2016, the Advisor waived fees in the amount of $24,459. The Advisor may recapture $93,680 of waived fees no later than March 31, 2017, $57,709 of waived fees no later than March 31, 2018 and $24,459 of waived fees no later than March 31, 2019.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.99% of average daily net assets. If Fund Operating Expenses subsequently exceed1.99%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

The Trust, on behalf of the Fund, has adopted the Trusts’ Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended March 31, 2016, the Distributor received $0 in underwriting commissions for sales of Class N shares.

In addition, certain affiliates of Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (‘GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

The GP of the Partnership (the “GP”) conducts and manages all aspects of the business of the Partnership. The GP also acts as the Partnership’s trading manager and is responsible for selection of all commodity trading advisors (“CTAs”). The Partnership pays the GP a monthly management fee equal to one-twelfth of one percent (0.0833%) of the Partnership’s nominal assets, as defined in the Confidential Offering Memorandum, as of the first business day of each month (1% per annum) in arrears. The Net Asset Values, as defined in the Confidential Offering Memorandum, will be leveraged by 3 times, although the actual leverage applied may fluctuate between 1 and 3.5 times. However, the GP’s management fee will be capped at 3% (per annum) of the actual Net Asset Value of the Partnership if the leverage were to exceed 3 times. The GP’s management fee is based upon the sum of the nominal assets allocated to all of the CTAs in portfolio. In the case of any individual CTA management fee, its management advisory fee will be determined by the nominal assets separately allocated to it by the GP. The GP may, in its discretion, waive part or the entire management fee for any investor in the Partnership. The CTAs are paid a management fee not to exceed 1.5% of nominal asset values, as defined in the Confidential Offering Memorandum.

In addition to the management fees for the GP and CTAs, the GP and the CTAs also receive at the end of each calendar quarter an incentive allocation and incentive fee, respectively, as described below. The GP receives an incentive allocation calculated as 4% of each limited partner’s “New Trading Profit” as defined in the Confidential Offering Memorandum at the end of each calendar quarter. The GP may, in its discretion, waive part or the entire incentive allocation assessed, for any investor in the Partnership. The CTAs earn quarterly incentive fees ranging from 15%-23% of net “New Trading Profit” as defined in the Confidential Offering Memorandum.

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended March 31, 2016 and March 31, 2015 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2016	March 31, 2015
Ordinary Income	$863,243	$181,163
Long-Term Capital Gain	4,610	—
Return of Capital	—	—
	$867,853	$181,163

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(75,083)	$(22,385)	$(1,319,267)	$828,759	$(587,976)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) from investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and the Fund’s holding in DMFSF.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $72,617.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,466.

At March 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$22,385	$—	$22,385

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclass of Fund distributions, and adjustments for paydowns, resulted in reclassifications for the Fund for the fiscal year ended March 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(254,018)	$258,220	$(4,202)

Discretionary Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2016

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2016 MAC & Co. owned 96.03%, either directly or indirectly, of the voting securities of the Fund.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

On July 29, 2016, as approved by the Board of Directors of the Trust, the Fund was liquidated and ceased operations.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Discretionary Managed Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Discretionary Managed Futures Strategy Fund (the Fund), a series of the Northern Lights Fund Trust III, as of March 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for the two years in the period then ended and the financial highlights for the two years in the period then ended and for the period from September 3, 2013 (commencement of operations) to March 31, 2014. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free from material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of investments owned as of March 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Discretionary Managed Futures Strategy Fund as of March 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and its financial highlights for the two years in the period then ended and for the period from September 3, 2013 (commencement of operations) to March 31, 2014 in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado
September 2, 2016

Discretionary Managed Futures Strategy Fund
EXPENSE EXAMPLES
March 31, 2016 (Unaudited)

As a shareholder of the Discretionary Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs on purchases of Class N shares; (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Expense Ratio
	10/1/15	3/31/16	During Period*	During Period+
Actual	$1,000.00	$ 995.10	$9.95	1.99%

Hypothetical
(5% return before expenses)	$1,000.00	$1,015.09	$10.05	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

+	Annualized.

Discretionary Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day- to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	39	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	39	Monetla Mutual Funds (since 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	149	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	149	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	39	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

3/31/16-NLFT III-v1

Discretionary Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-985-9750.

3/31/16-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

Discretionary Managed Futures Strategy Fund
Additional Information (Unaudited)
March 31, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-985-9750; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-985-9750; and on the Commission’s website at http://www.sec.gov.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9750 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9750.

INVESTMENT ADVISOR
Triumph Alternatives, LLC
141 West Jackson Blvd.,
Suite 300A
Chicago, IL 60604

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $16,500
2016 – $16,500

(b)	Audit-Related Fees
2015 – None
2016 - None

(c)	Tax Fees

2015 – $2,500

2016 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – None

2016 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,500
2016 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 9/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 9/8/2016

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 9/8/2016